Income Tax Expense	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Tax Expense
16.	Income Tax Expense

The components of the provision for income tax expense are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Current	(3,398)	(1,943)	(6,563)	(4,057)
Deferred	205	70	572	(316)

Income tax expense	(3,193)	(1,873)	(5,991)	(4,373)

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2013 to June 30, 2014:

Balance of unrecognized tax benefits as at January 1, 2014	$20,304
Increase for positions related to the current period	3,822
Decrease related to statute of limitations	(972)

Balance of unrecognized tax benefits as at June 30, 2014	$23,154

The majority of the net increase for positions for the six months ended June 30, 2014 relates to potential tax on freight income.

The Company does not presently anticipate these uncertain tax positions, which are uncertain, will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.